UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.6%
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Bayerische Motoren Werke AG                                                                  2,840,850   $  141,855,370
------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                          89,019       86,269,286
------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                           2,601,812      136,183,624
                                                                                                         ---------------
                                                                                                            364,308,280
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp.                                                                               4,464,332      186,341,218
------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                2,947,682      111,835,055
------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                            2,269,612       85,700,549
                                                                                                         ---------------
                                                                                                            383,876,822
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Koninklijke (Royal) Philips Electronics NV                                                   5,330,846      166,574,022
------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                   4,409,628      194,587,744
                                                                                                         ---------------
                                                                                                            361,161,766
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
GUS plc                                                                                      2,673,742       47,762,168
------------------------------------------------------------------------------------------------------------------------
MEDIA--4.7%
Getty Images, Inc. 1                                                                           533,600       33,888,936
------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                             7,532,388      145,450,412
------------------------------------------------------------------------------------------------------------------------
JC Decaux SA                                                                                   342,598        9,053,214
------------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                                  4,870,247       66,330,176
------------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                               19,307,786       50,256,233
------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                              32,477,400      154,267,650
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                        3,470,700      104,121,000
------------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                                4,241,370       51,333,777
------------------------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                                          20,131,342      105,182,327
                                                                                                         ---------------
                                                                                                            719,883,725
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Hennes & Mauritz AB, B Shares                                                                6,647,906      257,722,691
------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                                3,000,200      126,557,686
------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                2,259,978       74,624,474
                                                                                                         --------------
                                                                                                            458,904,851
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Bulgari SpA                                                                                  5,978,800       67,830,546
------------------------------------------------------------------------------------------------------------------------
Burberry Group plc                                                                           6,030,519       47,952,423
------------------------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                                2,290,600       68,488,940
------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                            1,874,304      186,032,757
                                                                                                         --------------
                                                                                                            370,304,666
CONSUMER STAPLES--8.5%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.1%
Companhia de Bebidas das Americas, ADR, Preference                                           2,180,210       89,933,663
------------------------------------------------------------------------------------------------------------------------
Diageo plc                                                                                   4,925,099       82,833,322
------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                                    11,155,146       93,441,100
------------------------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                                             15,408,976       58,898,191
                                                                                                         --------------
                                                                                                            325,106,276


1          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                                                                   17,404,800   $  107,498,626
------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        3,363,500      162,019,795
                                                                                                         ---------------
                                                                                                            269,518,421
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                                                       15,748,615      151,874,230
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Hindustan Lever Ltd.                                                                        18,225,796       91,065,713
------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                    2,118,000       55,430,007
------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                        6,853,059      255,990,147
                                                                                                         ---------------
                                                                                                            402,485,867
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Avon Products, Inc.                                                                          2,323,300       72,022,300
------------------------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                                            4,263,160       83,919,992
                                                                                                         ---------------
                                                                                                            155,942,292
ENERGY--6.4%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
GlobalSantaFe Corp.                                                                          2,537,316      146,529,999
------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                   2,705,910      149,861,099
------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                           2,356,432      189,268,618
                                                                                                         ---------------
                                                                                                            485,659,716
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc, ADR                                                                                  1,980,458      137,859,681
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                1,603,116       99,489,379
------------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                           2,817,083      176,802,683
------------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj                                                                                  423,700       14,924,853
------------------------------------------------------------------------------------------------------------------------
Total SA                                                                                     1,031,672       67,665,717
                                                                                                         ---------------
                                                                                                            496,742,313
FINANCIALS--14.3%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
3i Group plc                                                                                 4,328,974       72,166,911
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                          3,355,156      187,716,388
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                               2,728,602      172,474,932
------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                         2,702,644      149,456,213
                                                                                                         ---------------
                                                                                                            581,814,444
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
HSBC Holdings plc                                                                            9,272,583      162,496,755
------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                               1,479,600       34,992,540
------------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc.                                                                           23,822       75,553,889
------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                       7,112,019      233,836,377
------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                      1,101,243      161,982,714
                                                                                                         ---------------
                                                                                                            668,862,275
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Credit Saison Co. Ltd.                                                                       1,870,856       88,947,746
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares                                                                        3,237,995       59,390,050
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                         2,711,540      113,884,680
                                                                                                         ---------------
                                                                                                            173,274,730


2          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                                                                     1,799,251   $   91,024,108
------------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                                   1,059,411      167,279,700
------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                               28,150       85,660,450
------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                          491,818       42,576,684
------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp. 2                                                                   2,600,000       82,381,080
------------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                              11,653,414      131,668,472
------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                       1,193,400       73,155,420
                                                                                                         ---------------
                                                                                                            673,745,914

HEALTH CARE--12.3%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Affymetrix, Inc. 1                                                                           1,500,000       38,400,000
------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                                1,715,266      111,886,801
------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                              863,952       70,671,274
------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                      1,973,602      116,758,294
------------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                                     757,940       10,159,768
------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc. 1                                                                                 894,180       14,888,097
------------------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                                           1,258,800       28,801,344
                                                                                                         ---------------
                                                                                                            391,565,578
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Biomet, Inc.                                                                                 2,574,800       80,565,492
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                    6,630,857      111,663,632
------------------------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                                                                       941,200       25,967,708
------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                              1,188,750       55,776,150
------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,3                                                                      1,260,528       18,494,467
------------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                           8,660,247       66,701,054
------------------------------------------------------------------------------------------------------------------------
Swiss Medical SA 1,3,4                                                                         960,000       13,837,699
                                                                                                         ---------------
                                                                                                            373,006,202
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Express Scripts, Inc. 1                                                                        839,800       60,247,252
------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                      1,333,294       79,890,976
                                                                                                         ---------------
                                                                                                            140,138,228
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
AtheroGenics, Inc. 1,4                                                                       2,500,000       32,625,000
------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                               2,959,082       60,376,236
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              653,400       39,151,728
------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                  1,561,448       84,551,027
------------------------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                                         647,000       41,215,138
------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                            1,205,648      199,305,927
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                            2,856,803      278,799,827
------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                          5,939,380      105,875,002
------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                               1,292,800       80,432,856
------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                        1,424,096       63,244,103
                                                                                                         ---------------
                                                                                                            985,576,844

INDUSTRIALS--9.1%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                                                                   1,296,884      106,227,768


3          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                    3,724,596   $  135,836,016
------------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                                      5,574,650      160,145,606
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        1,038,810       74,524,229
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       1,157,100       74,123,826
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                 1,910,684       85,159,186
                                                                                                         ---------------
                                                                                                            636,016,631
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Cendant Corp.                                                                                5,117,500       83,364,075
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                                                                    1,909,040       33,053,158
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Emerson Electric Co.                                                                         1,228,100      102,927,061
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                                                       2,087,000      168,566,990
------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                                       6,369,920       58,152,187
------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                   2,173,489      189,179,139
                                                                                                         ---------------
                                                                                                            415,898,316
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd.                                                                                     486,100       43,869,665
------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                              413,807       46,451,062
                                                                                                         ---------------
                                                                                                             90,320,727
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                                                          17,836,205       40,690,156

INFORMATION TECHNOLOGY--25.2%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.4%
Cisco Systems, Inc. 1                                                                        4,337,406       84,709,539
------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                              6,883,298      166,506,979
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                     6,709,834      107,290,246
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                               1,930,586       77,358,581
------------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                                 4,959,162       41,028,264
------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                  153,071,836      506,215,958
                                                                                                         ---------------
                                                                                                            983,109,567
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Hoya Corp.                                                                                   2,605,516       93,145,416
------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                  326,851       83,454,965
------------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                                  557,900       43,362,635
------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                1,935,804      126,460,889
------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                    642,308       46,254,597
                                                                                                         ---------------
                                                                                                            392,678,502
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                                                                 8,241,518      241,394,062
------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                               1,156,600       38,167,800
                                                                                                         ---------------
                                                                                                            279,561,862
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.3%
Automatic Data Processing, Inc.                                                              3,692,300      167,445,805
------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                                    2,691,624      181,021,018
                                                                                                         ---------------
                                                                                                            348,466,823


4          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                                                  1,231,182   $   60,354,168
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.0%
Advanced Micro Devices, Inc. 1                                                               8,636,742      210,909,240
------------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                               4,577,418       80,333,686
------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                                 2,662,068       63,250,736
------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                              1,985,040       77,575,363
------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                        956,700       32,039,883
------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              2,254,755       72,400,183
------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                               9,843,000       91,202,224
------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                        232,801      148,568,555
------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                 51,499,518       92,890,799
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                 2,036,700       46,131,255
                                                                                                         ---------------
                                                                                                            915,301,924
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.8%
Adobe Systems, Inc. 1                                                                        4,242,500      128,802,300
------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                   2,805,468       58,345,105
------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                               2,434,600      147,025,494
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                             10,373,102      241,693,277
------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                              422,400       71,112,093
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                              10,456,359       69,325,660
------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                         809,415      170,718,102
                                                                                                         ---------------
                                                                                                            887,022,031
MATERIALS--0.4%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Arkema 1                                                                                       603,274       23,542,061
------------------------------------------------------------------------------------------------------------------------
Syngenta AG 1                                                                                  218,195       29,002,239
                                                                                                         ---------------
                                                                                                             52,544,300
TELECOMMUNICATION SERVICES--4.4%
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.4%
KDDI Corp.                                                                                      29,336      181,021,992
------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                     6,113,336      143,174,329
------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                         163,299,843      348,027,940
                                                                                                         ---------------
                                                                                                            672,224,261
UTILITIES--0.5%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Fortum Oyj                                                                                   3,136,800       80,242,508
                                                                                                         ---------------
Total Common Stocks (Cost $11,115,891,913)                                                               15,144,239,424

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.6%
Countrywide Financial Corp., 5.32%, 7/5/06                                              $   50,000,000       49,970,500
------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 5.20%, 7/18/06 5                                               40,000,000       39,901,778
                                                                                                         ---------------
Total Short-Term Notes (Cost $89,872,278)                                                                    89,872,278


5          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 34.49% in joint repurchase agreement
(Principal Amount/Value $250,160,000, with a maturity value of
$250,253,185) with DB Alex Brown LLC, 4.47%, dated 6/30/06, to be repurchased at $86,312,139 on 7/3/06, collateralized by U.S.
Treasury Bonds, 3.625%, 5/15/13 with a value of $255,439,773
(Cost $86,280,000)                                                                      $   86,280,000  $    86,280,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $11,292,044,191)                                           15,320,391,702

------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.0%
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
Undivided interest of 0.08% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,444,375) with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at $798,615 on 7/3/06, collateralized by U.S.
Agency Mortgages, 5%, 6/1/35, with a value of $1,020,000,000 6
(Cost $798,260)                                                                                798,260          798,260
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $11,292,842,451)                                                99.8%  15,321,189,962
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                    0.2       25,862,795
                                                                                        --------------------------------
NET ASSETS                                                                                       100.0% $15,347,052,757
                                                                                        ================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $32,332,166, which represents 0.21% of the Fund's net assets, of which $32,332,166 is considered restricted. See accompanying Notes.

4. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES        GROSS           GROSS           SHARES
                       SEPTEMBER 30, 2005    ADDITIONS      REDUCTIONS    JUNE 30, 2006
----------------------------------------------------------------------------------------
AtheroGenics, Inc.                     --    2,500,000              --        2,500,000
Swiss Medical SA                  960,000           --              --          960,000

                                                                               DIVIDEND
                                                                 VALUE           INCOME
----------------------------------------------------------------------------------------
AtheroGenics, Inc.                                        $ 32,625,000    $          --
Swiss Medical SA                                            13,837,699               --
                                                          ------------------------------
                                                          $ 46,462,699    $          --
                                                          ==============================

5. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $39,901,778, or 0.26% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


6          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                VALUE             PERCENT
-----------------------------------------------------------------------------
United States                           $  5,883,310,268                38.4%
United Kingdom                             1,964,332,059                12.8
Japan                                      1,721,741,779                11.2
France                                       887,097,157                 5.8
Sweden                                       823,328,699                 5.4
Germany                                      755,301,597                 4.9
Switzerland                                  500,575,581                 3.3
India                                        412,261,598                 2.7
Korea, Republic of South                     338,193,946                 2.2
The Netherlands                              326,719,628                 2.1
Mexico                                       297,789,703                 1.9
Canada                                       259,183,763                 1.7
Brazil                                       225,769,679                 1.5
Taiwan                                       184,093,023                 1.2
Cayman Islands                               164,179,528                 1.1
Spain                                        126,557,686                 0.8
Finland                                       95,167,361                 0.6
Italy                                         67,830,546                 0.4
Hong Kong                                     58,152,187                 0.4
Singapore                                     50,256,233                 0.3
Bermuda                                       42,576,684                 0.3
Denmark                                       41,215,138                 0.3
Norway                                        41,028,264                 0.3
Australia                                     40,690,156                 0.3
Argentina                                     13,837,699                 0.1
                                        -------------------------------------
Total                                   $ 15,321,189,962               100.0%
                                        =====================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       11,298,394,870
Federal tax cost of other investments                     10,129,649
                                              -----------------------
Total federal tax cost                        $       11,308,524,519
                                              =======================

Gross unrealized appreciation                 $        4,363,673,758
Gross unrealized depreciation                           (341,011,423)
                                              -----------------------
Net unrealized appreciation                   $        4,022,662,335
                                              =======================


7          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


8          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION   CONTRACT AMOUNT             VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION                  DATES            (000S)               JUNE 30, 2006        DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro (EUR)                           7/3/06               208   EUR  $          266,559      $          5,204
Hong Kong Dollar (HKD)               7/3/06            11,555   HKD           1,488,035                   460
                                                                                             -----------------
Total unrealized depreciation                                                                $          5,664
                                                                                             =================

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                   UNREALIZED
                           ACQUISITION                    VALUATION AS OF        APPRECIATION
SECURITY                         DATES            COST      JUNE 30, 2006      (DEPRECIATION)
----------------------------------------------------------------------------------------------
Nektar Therapeutics            6/25/03    $ 14,307,000    $    18,494,467     $     4,187,467

Swiss Medical SA              5/19/94-
                               7/10/02      30,390,000         13,837,699        (16,552,301)
                                          ----------------------------------------------------
                                          $ 44,697,000    $    32,332,166     $  (12,364,834)
                                          ====================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the


9          |          OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $760,132, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold".Collateral of $798,260 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


10         |          OPPENHEIMER GLOBAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006